Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenue	$ 401,814
Cost of revenues	(236,661)
Gross profit	165,153
Operating expenses
General and administrative expenses	(2,202,161)	(889,107)	(2,814,205)
Total operating expenses	(2,202,161)	(889,107)	(2,814,205)
Other income, net
Interest expenses	3,977	27
Change in fair value of warrants	1,088,443	205,785	531,099
Other income	11,725		83,000
Total other income, net	1,104,145	205,812	614,099
Net (loss) income from continuing operations before income taxes	(932,863)	(683,295)	(2,200,106)
Income tax expenses
Net (loss) income from continuing operations	(932,863)	(683,295)	(2,200,106)
Net income (loss) from discontinued operations
Loss from discontinued operations	(9,357,421)	(82,206,040)	(26,227,138)
Gain on disposal of discontinued operations	37,845,726
Net income (loss) from discontinued operations	28,488,305	(82,206,040)	(26,227,138)
Net income (loss)	27,555,442	(82,889,335)	(28,427,244)
Other comprehensive (loss) income
Foreign currency translation adjustment	502,076	7,422,092	(1,881,886)
Reclassified to net loss from discontinued operations	(804,298)
Total other comprehensive income (loss)	(302,222)	7,422,092	(1,881,886)
Comprehensive income (loss)	$ 27,253,220	$ (75,467,243)	$ (30,309,130)
Income (loss) per share- basic and diluted	$ 1.53	$ (7.11)	$ (2.87)
Net (loss) income per share from continuing operations - basic and diluted	(0.05)	(0.06)	0.05
Net income (loss) per share from discontinued operations - basic and diluted	$ 1.58	$ (7.05)	$ (2.92)
Weighted Average Shares Outstanding-Basic and Diluted	18,055,150	11,653,729	9,914,313